Other disclosures - Schedule of forborne loans (Details) - Credit risk € in Millions	Jun. 30, 2025 EUR (€) contract	Dec. 31, 2024 EUR (€) contract
Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	3,240,505	3,853,787
Forborne loan portfolio | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	520,140	532,182
Forborne loan portfolio | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 7,475	€ 8,254
Forborne loan portfolio | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,346	€ 5,204
Forborne loan portfolio | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Forborne loan portfolio | Credit entities | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Forborne loan portfolio | Credit entities | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Credit entities | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	22	23
Forborne loan portfolio | Public sector | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	5	9
Forborne loan portfolio | Public sector | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3	€ 2
Forborne loan portfolio | Public sector | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	876	946
Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	650	605
Forborne loan portfolio | Other financial institutions and: individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 195	€ 199
Forborne loan portfolio | Other financial institutions and: individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 52	€ 52
Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	450,530	543,934
Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	43,882	47,854
Forborne loan portfolio | Non financial institutions and individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,027	€ 3,678
Forborne loan portfolio | Non financial institutions and individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,238	€ 1,398
Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	318	12,688
Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	310	1,765
Forborne loan portfolio | Of which: Financing for constructions and property development | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 337	€ 672
Forborne loan portfolio | Of which: Financing for constructions and property development | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 30
Forborne loan portfolio | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	2,789,077	3,308,884
Forborne loan portfolio | Other warehouses | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	475,603	483,714
Forborne loan portfolio | Other warehouses | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,250	€ 4,375
Forborne loan portfolio | Other warehouses | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,056	€ 3,754
Non-current assets or disposal groups classified as held for sale [member] | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	13,875	0
Non-current assets or disposal groups classified as held for sale [member] | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	4,834	0
Non-current assets or disposal groups classified as held for sale [member] | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 460	€ 0
Non-current assets or disposal groups classified as held for sale [member] | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	15	0
Gross carrying amount | Forborne loan portfolio | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	9,895	10,128
Gross carrying amount | Forborne loan portfolio | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	15,213	17,016
Gross carrying amount | Forborne loan portfolio | Credit entities | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Gross carrying amount | Forborne loan portfolio | Credit entities | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Gross carrying amount | Forborne loan portfolio | Public sector | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	8	9
Gross carrying amount | Forborne loan portfolio | Public sector | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4	2
Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	120	70
Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	341	306
Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,505	5,515
Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,859	6,668
Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	18	103
Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	493	828
Gross carrying amount | Forborne loan portfolio | Other warehouses | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4,262	4,534
Gross carrying amount | Forborne loan portfolio | Other warehouses | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	9,009	10,040
Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	343	0
Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	612	0
Accumulated impairment | Forborne loan portfolio | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	6,397	7,146
Accumulated impairment | Forborne loan portfolio | Credit entities | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Accumulated impairment | Forborne loan portfolio | Public sector | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	8	4
Accumulated impairment | Forborne loan portfolio | Other financial institutions and: individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	156	93
Accumulated impairment | Forborne loan portfolio | Non financial institutions and individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,738	3,011
Accumulated impairment | Forborne loan portfolio | Of which: Financing for constructions and property development | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	48	171
Accumulated impairment | Forborne loan portfolio | Other warehouses | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3,495	4,038
Accumulated impairment | Non-current assets or disposal groups classified as held for sale [member] | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	€ 168	€ 0
Credit impaired | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,839,312	2,427,732
Credit impaired | Forborne loan portfolio | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	312,979	317,635
Credit impaired | Forborne loan portfolio | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,486	€ 3,881
Credit impaired | Forborne loan portfolio | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,398	€ 2,856
Credit impaired | Forborne loan portfolio | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Forborne loan portfolio | Credit entities | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Forborne loan portfolio | Credit entities | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Credit entities | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	9	8
Credit impaired | Forborne loan portfolio | Public sector | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	4	7
Credit impaired | Forborne loan portfolio | Public sector | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3	€ 1
Credit impaired | Forborne loan portfolio | Public sector | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	497	574
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	425	512
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 84	€ 70
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 9	€ 14
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	268,958	353,838
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	27,768	31,259
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,439	€ 1,622
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 521	€ 543
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	198	8,789
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	157	1,116
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 77	€ 154
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 20
Credit impaired | Forborne loan portfolio | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,569,848	2,073,312
Credit impaired | Forborne loan portfolio | Other warehouses | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	284,782	285,857
Credit impaired | Forborne loan portfolio | Other warehouses | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,960	€ 2,188
Credit impaired | Forborne loan portfolio | Other warehouses | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,868	€ 2,299
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	6,975	0
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,802	0
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 122	€ 0
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,310	5,603
Credit impaired | Gross carrying amount | Forborne loan portfolio | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	8,103	9,082
Credit impaired | Gross carrying amount | Forborne loan portfolio | Credit entities | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Credit entities | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Public sector | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5	3
Credit impaired | Gross carrying amount | Forborne loan portfolio | Public sector | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4	1
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	61	21
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	163	125
Credit impaired | Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,921	2,956
Credit impaired | Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,820	3,106
Credit impaired | Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4	64
Credit impaired | Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	83	218
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other warehouses | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,323	2,623
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other warehouses | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,116	5,850
Credit impaired | Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	202	0
Credit impaired | Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	236	0
Credit impaired | Accumulated impairment | Forborne loan portfolio | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,422	5,997
Credit impaired | Accumulated impairment | Forborne loan portfolio | Credit entities | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Accumulated impairment | Forborne loan portfolio | Public sector | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	8	3
Credit impaired | Accumulated impairment | Forborne loan portfolio | Other financial institutions and: individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	149	85
Credit impaired | Accumulated impairment | Forborne loan portfolio | Non financial institutions and individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,424	2,624
Credit impaired | Accumulated impairment | Forborne loan portfolio | Of which: Financing for constructions and property development | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	22	127
Credit impaired | Accumulated impairment | Forborne loan portfolio | Other warehouses | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,841	3,285
Credit impaired | Accumulated impairment | Non-current assets or disposal groups classified as held for sale [member] | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	€ 139	€ 0